Related parties - Transactions with key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-executive directors
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,101	€ 1,035	€ 1,015